EMPLOYEE BENEFITS (Tables)	12 Months Ended
Dec. 31, 2025
Employee benefits [Abstract]
Group's provision for employee benefits
A breakdown of provisions for employee benefits is presented below.

	At December 31,
	2025	2024
	(€ thousand)
Present value of defined benefit obligations for Italian employee severance indemnity (TFR)	12,494	13,446
Other provisions for employees	132,800	120,701
Total provisions for employee benefits	145,294	134,147

Disclosure of defined benefit plans
Changes in the defined benefit obligations relating to the TFR liability are summarized below.

Total

Amounts at December 31, 2023	13,903
Recognized in the consolidated income statement	467
Recognized in other comprehensive income/loss (*)	691
Benefits paid	(1,615)
Amounts at December 31, 2024	13,446
Recognized in the consolidated income statement	590
Recognized in other comprehensive income/loss (*)	(135)
Benefits paid	(1,407)
Amounts at December 31, 2025	12,494
____________________________
(*) Relates to actuarial (gains)/losses from financial assumptions.
The expected future benefit payments for the defined benefit obligations (Italian TFR obligation) as of December 31, 2025 are presented below.

(€ thousand)
2026	1,631
2027	1,818
2028	1,646
2029	1,430
2031 - 2035	7,670
Total	14,195

Disclosure of amounts recognized in the consolidated income statement
A breakdown of amounts recognized in the consolidated income statement relating to the TFR liability is presented below.

	For the years ended December 31,
	2025	2024	2023
	(€ thousand)
Interest expense	590	467	518
Total recognized in the consolidated income statement	590	467	518

Disclosure of the sensitivity of defined benefit plan to changes in principle assumptions
The sensitivity of the defined benefit obligations to changes in the weighted principal assumptions is presented below.

	At December 31,
	2025		2024
	Changes in assumption of +1% discount rate	Changes in assumption of -1% discount rate	Changes in assumption of +1% discount rate	Changes in assumption of -1% discount rate
	(€ thousand)
Impact on defined benefit obligation	(654)	724	(736)	819